Income Taxes (Tables)	12 Months Ended
May 31, 2025
Income Taxes
Schedule of loss before income taxes
	May 31, 2025	May 31, 2024
Domestic	(2,108,311)	(1,589,940)
Foreign	(4,041,647)	(1,154,643)
Total	(6,149,958)	(2,744,583)

Schedule of components of income tax expense (benefit)
	May 31, 2025	May 31, 2024
Federal	-	-
State	-	-
Foreign	-	-
Total income tax expense (benefit)	-	-

Schedule of deferred tax assets and liabilities
	May 31, 2025	May 31, 2024
Deferred tax assets:
Net operating loss carryforwards	(2,328,333)	(1,036,842)
Valuation allowance	(2,328,333)	(1,036,842)
Net deferred tax assets	-	-
Deferred tax liabilities	-	-
Net deferred tax asset (liability) recognized	-	-